Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net revenue	$ 17,631,489	$ 14,748,551	$ 24,059,556
Cost of revenue	(12,647,287)	(10,825,943)	(16,190,985)
Gross profit	4,984,202	3,922,608	7,868,571
Operating expenses:
Selling expenses	(1,695,217)	(1,039,882)	(1,097,150)
General and administrative expenses	(4,601,637)	(4,134,394)	(3,898,894)
Research and development expenses	(654,039)	(594,521)	(1,084,119)
Total operating expenses	(6,950,893)	(5,768,797)	(6,080,163)
(Loss)/income from operations	(1,966,691)	(1,846,189)	1,788,408
Other income:
Other non-operating income/(expenses), net	534	(35,509)	49,873
Government subsidy	207,257	7,255	62,627
Foreign currency exchange income	67,395	425,308	562,527
Financial and interest income, net	10,538	67,636	22,455
Total other income	285,724	464,690	697,482
(Loss)/income before income tax expense	(1,680,967)	(1,381,499)	2,485,890
Income tax benefit/(expenses)	270,502	86,336	(277,738)
Net (loss)/income	(1,410,465)	(1,295,163)	2,208,152
Other comprehensive loss
Foreign currency translation adjustment	(161,106)	(523,250)	(728,399)
Total comprehensive (loss)/income	$ (1,571,571)	$ (1,818,413)	$ 1,479,753
(Loss)/earnings per share
Basic (in Dollars per share)	$ (0.12)	$ (0.13)	$ 0.22
Diluted (in Dollars per share)	$ (0.12)	$ (0.13)	$ 0.22
Weighted average number of ordinary shares
Basic (in Shares)	11,581,250	10,288,525	10,000,000
Diluted (in Shares)	11,581,250	10,288,525	10,000,000